UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		David K. Kruft
Title:  	General Counsel
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ David K. Kruft		Lancaster, PA		     August 10, 2012
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-11964			Aperio Group, LLC
028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-10663			Hamlin Capital Management, LLC
028-13573			Neuberger Berman Group LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 41

FORM 13F Information Table Value Total: $136,060 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               1    50000 SH       Sole                    50000
ABBOTT LABORATORIES            COM              002824100    14044   217831 SH       Sole                   217831
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
ALLIED IRISH BKS PLC           COM                              22    70670 SH       Sole                    70670
AMGEN INC. CMN                 COM              031162100      213     2922 SH       Sole                     2922
AT&T INC CMN                   COM              00206r102     1429    40064 SH       Sole                    40064
BERKSHIRE HATHAWAY INC CL B NE COM              084670702      283     3400 SH       Sole                     3400
BRISTOL-MYERS SQUIBB CO        COM              110122108      503    14000 SH       Sole                    14000
CLOUGH GLOBAL EQUITY FUND      COM              18914C100      368    30400 SH       Sole                    30400
COHEN AND STEERS INFRASTRUCTUR COM              19248A109     1452    84400 SH       Sole                    84400
DWS STRATEGIC INCOME TRUST     COM              23338N104      490    34000 SH       Sole                    34000
EATON VANCE MUNI BOND FUND     COM              27827X101      229    17200 SH       Sole                    17200
ETFS PLATINUM TR SH BEN INT    COM              26922V101     1323     9275 SH       Sole                     9275
GLOBAL S FTSE NORWAY 30        COM              37950E747      303    22808 SH       Sole                    22808
GLOBAL X URANIUM ETF           COM              37950E754      649    87000 SH       Sole                    87000
HOSPIRA, INC. CMN              COM              441060100     1783    50973 SH       Sole                    50973
INTL BUSINESS MACHINES CORP CM COM              459200101      239     1224 SH       Sole                     1224
ISHARES INC MSCI CDA INDEX     COM              464286509     4439   171800 SH       Sole                   171800
ISHARES TR MSCI EAFE IDX       COM              464287465     8065   161437 SH       Sole                   161437
ISHARES TR S&P 100 IDX FD      COM              464287101     5766    92300 SH       Sole                    92300
ISHARES TR S&P 500 INDEX       COM              464287200     8150    59597 SH       Sole                    59597
JOHNSON & JOHNSON CMN          COM              478160104      585     8664 SH       Sole                     8664
JP MORGAN ALERIAN MLP          COM              46625H365      458    11810 SH       Sole                    11810
LARAMIDE RES LTD               COM              51669T101       16    20000 SH       Sole                    20000
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     1965    43900 SH       Sole                    43900
NUVEEN QUALITY PREFERRED INCOM COM              67072W101      284    33300 SH       Sole                    33300
PEPSICO INC CMN                COM              713448108      250     3539 SH       Sole                     3539
PINETREE CAPITAL LTD           COM              723330106       43    52000 SH       Sole                    52000
REAVES UTILITY INCOME FUND     COM              756158101     1464    55000 SH       Sole                    55000
RITE AID CORP COM              COM              767754104       19    13400 SH       Sole                    13400
SPDR GOLD TRUST ETF            COM              78463v107     2141    13794 SH       Sole                    13794
SPDR S&P 500 ETF TRUST         COM              78462F103    30599   224817 SH       Sole                   224817
TIME WARNER CABLE INC          COM              88732J207      215     2623 SH       Sole                     2623
UNITED TECHNOLOGIES CORP       COM              913017109      218     2890 SH       Sole                     2890
VANGUARD INDEX FDS STK MRK ETF COM              922908769     6343    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    27891   883466 SH       Sole                   883466
VANGUARD TOTAL INTERNATIONAL S COM              921909768    10133   239888 SH       Sole                   239888
VERIZON COMMUNICATIONS COM     COM              92343V104      437     9836 SH       Sole                     9836
VODAFONE GROUP PLC SPONSORED A COM              92857w209      204     7251 SH       Sole                     7251
WESTERN ASSET EMERGING MARKETS COM              95766A101      515    24930 SH       Sole                    24930
WISDOMTREE TRUST JP TOTAL DIVI COM              97717W851     2529    76231 SH       Sole                    76231